Provisions - Schedule of Principal Actuarial Assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Principal Actuarial Assumptions [Line Items]
Discount rate (%)	6.59%
Expected rate of salary increases (%)	6.00%	6.00%
Bottom of range [member]
Schedule of Principal Actuarial Assumptions [Line Items]
Discount rate (%)		6.07%
Top of range [member]
Schedule of Principal Actuarial Assumptions [Line Items]
Discount rate (%)		6.08%